Property, plant and equipment - Additional Information (Details)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group	5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total	80.00%